LOANS	12 Months Ended
Dec. 31, 2021
LOANS [Abstract]
LOANS
NOTE 4 – LOANS

Our loan portfolios at December 31 follow:

	2021	2020
	(In thousands)
Real estate (1)
Residential first mortgages	$870,169	$792,762
Residential home equity and other junior mortgages	128,801	138,128
Construction and land development	278,992	232,693
Other (2)	726,224	669,150
Consumer	339,785	468,090
Commercial	555,696	429,011
Agricultural	5,378	3,844
Total loans	$2,905,045	$2,733,678

(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Loans include net deferred loan costs of $22.4 million and $14.6 million at December 31, 2021 and 2020, respectively.

During 2021, we sold $9.6 million of portfolio residential fixed rate mortgage loans servicing retained into the secondary market and recognized a gain on sale of $0.45 million. During 2020, we securitized $26.3 million of portfolio residential fixed rate mortgage loans servicing retained with Freddie Mac and recognized a gain on sale of $0.72 million.  We also sold $2.4 million of portfolio residential fixed rate mortgage loans servicing retained into the secondary market and recognized a gain on sale of $0.07 million. During 2019, we sold $40.6 million of residential adjustable rate mortgage loans servicing released to another financial institution and recognized a gain on sale of $0.01 million. We also securitized $65.1 million of portfolio residential fixed rate mortgage loans servicing retained with Freddie Mac and recognized a gain on sale of $1.7 million. In addition, we sold $9.9 million of residential fixed and adjustable rate portfolio mortgage loans servicing retained to another financial institution and recognized a gain on sale of $0.07 million. These loan sale transactions were done primarily for asset/liability management purposes.

An analysis of the ACL by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2021
Balance at beginning of period	$7,401	$6,998	$1,112	$19,918	$35,429
Additions (deductions)
Impact of adoption of CECL	2,551	12,000	3,052	(6,029)	11,574
Provision for credit losses	(1,135)	(266)	599	(1,126)	(1,928)
Initial allowance on loans purchased with credit deterioration	95	18	21	-	134
Recoveries credited to allowance	2,607	846	1,024	-	4,477
Loans charged against the allowance	-	(375)	(2,059)	-	(2,434)
Balance at end of period	$11,519	$19,221	$3,749	$12,763	$47,252

2020
Balance at beginning of period	$7,922	$8,216	$1,283	$8,727	$26,148
Additions (deductions)
Provision for credit losses (1)	1,751	(915)	436	11,191	12,463
Recoveries credited to allowance	1,804	513	752	-	3,069
Loans charged against the allowance	(4,076)	(816)	(1,359)	-	(6,251)
Balance at end of period	$7,401	$6,998	$1,112	$19,918	$35,429

2019
Balance at beginning of period	$7,090	$7,978	$895	$8,925	$24,888
Additions (deductions)
Provision for credit losses (1)	(651)	526	1,147	(198)	824
Recoveries credited to allowance	2,165	933	863	-	3,961
Loans charged against the allowance	(682)	(1,221)	(1,622)	-	(3,525)
Balance at end of period	$7,922	$8,216	$1,283	$8,727	$26,148

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.

The allocation of the ACL by portfolio segment at December 31 follows:

	2021		2020
	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans	Allowance for Credit Losses Amount (1)	Percent of Loans to Total Portfolio Loans
	(Dollars in thousands)
Commercial	$11,519	41.5%	$7,401	45.4%
Mortgage	19,221	39.2	6,998	37.2
Installment	3,749	19.3	1,112	17.4
Subjective allocation	12,763	-	19,918	-
Total	$47,252	100.0%	$35,429	100.0%

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.

ACL and recorded investment in loans by portfolio segment at December 31, 2020 follows (1):

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
December 31, 2020
ACL:
Individually evaluated for impairment	$1,266	$4,124	$191	$-	$5,581
Collectively evaluated for impairment	6,135	2,874	921	19,918	29,848
Loans acquired with deteriorated credit quality	-	-	-	-	-
Total ending ACL	$7,401	$6,998	$1,112	$19,918	$35,429

Loans
Individually evaluated for impairment	$9,431	$39,245	$1,996		$50,672
Collectively evaluated for impairment	1,236,052	980,449	474,379		2,690,880
Loans acquired with deteriorated credit quality	468	410	147		1,025
Total loans recorded investment	1,245,951	1,020,104	476,522		2,742,577
Accrued interest included in recorded investment	3,536	4,178	1,185		8,899
Total loans	$1,242,415	$1,015,926	$475,337		$2,733,678

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.

Loans on non-accrual status and past due more than 90 days (‘‘Non-performing Loans’’) at December 31 follow:

	December 31, 2021
	Non- Accrual with no Allowance for Credit Loss	Non- Accrual with an Allowance for Credit Loss	Total Non- Accrual	90+ and Still Accruing	Total Non- Performing Loans	December 31, 2020 Total Non- Performing Loans (1)
	(In thousands)
Commercial
Commercial and industrial (2)	$-	$15	$15	$-	$15	$1,387
Commercial real estate	-	-	-	-	-	-
Mortgage
1-4 family owner occupied - jumbo	607	-	607	-	607	623
1-4 family owner occupied - non-jumbo (3)	137	1,815	1,952	-	1,952	2,281
1-4 family non-owner occupied	275	592	867	-	867	1,112
1-4 family - 2nd lien	182	681	863	-	863	1,344
Resort lending	118	119	237	-	237	607
Installment
Boat lending	-	210	210	-	210	52
Recreational vehicle lending	-	177	177	-	177	74
Other	-	182	182	-	182	393
Total	$1,319	$3,791	$5,110	$-	$5,110	$7,873

Accrued interest excluded from total	$-	$-	$-	$-	$-	$-

(1)	Non-performing loans exclude purchase credit impaired loans.
(2)	Non-performing commercial and industrial loans exclude $0.047 million and $0.053 million of government guaranteed loans at December 31, 2021 and 2020, respectively.
(3)	Non-performing 1-4 family owner occupied – non jumbo loans exclude $0.388 million and $0.386 million of government guaranteed loans at December 31, 2021 and 2020, respectively.

If non-performing loans had continued to accrue interest in accordance with their original terms, approximately $0.2 million, $0.5 million and $0.4 million of interest income would have been recognized in each of the years ended 2021, 2020 and 2019, respectively. Interest income recorded on these loans was approximately zero during each of the years ended 2021, 2020 and 2019.

The following table provides collateral information by class of loan for collateral-dependent loans with a specific reserve. A loan is considered to be collateral dependent when the borrower is experiencing financial difficulty and the repayment is expected to be provided substantially through the operation or sale of collateral.

The amortized cost of collateral-dependent loans by class follows:

	Collateral Type		Allowance
	Real		for
	Estate	Other	Credit Losses
	(In thousands)
December 31, 2021
Commercial
Commercial and industrial	$80	$245	$51
Commercial real estate	84	-	19
Mortgage
1-4 family owner occupied - jumbo	607	-	-
1-4 family owner occupied - non-jumbo	940	-	286
1-4 family non-owner occupied	477	-	72
1-4 family - 2nd lien	370	-	67
Resort lending	237	-	42
Installment
Boat lending	-	80	29
Recreational vehicle lending	-	121	44
Other	-	70	25
Total	$2,795	$516	$635

Accrued interest excluded from total	$-	$1

An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not	Total
	30-59 days	60-89 days	90+ days	Total	Past Due	Loans
	(In thousands)
2021
Commercial
Commercial and industrial	$-	$2	$62	$64	$593,048	$593,112
Commercial real estate	-	-	-	-	610,469	610,469
Mortgage
1-4 family owner occupied - jumbo	-	-	607	607	540,416	541,023
1-4 family owner occupied - non-jumbo	774	408	657	1,839	264,571	266,410
1-4 family non-owner occupied	87	26	462	575	194,277	194,852
1-4 family - 2nd lien	422	60	289	771	87,958	88,729
Resort lending	-	-	237	237	48,408	48,645
Installment
Boat lending	438	28	52	518	227,622	228,140
Recreational vehicle lending	377	65	120	562	234,183	234,745
Other	252	57	49	358	98,562	98,920
Total	$2,350	$646	$2,535	$5,531	$2,899,514	$2,905,045
Accrued interest excluded from total	$25	$9	$-	$34	$6,802	$6,836

2020
Commercial
Commercial and industrial	$5,003	$131	$70	$5,204	$671,115	$676,319
Commercial real estate	2,600	-	-	2,600	567,032	569,632
Mortgage
1-4 family owner occupied - jumbo	761	-	623	1,384	438,794	440,178
1-4 family owner occupied - non-jumbo	1,888	453	502	2,843	264,730	267,573
1-4 family non-owner occupied	1,184	139	476	1,799	157,977	159,776
1-4 family - 2nd lien	710	228	732	1,670	92,860	94,530
Resort lending	32	195	358	585	57,462	58,047
Installment
Boat lending	95	101	-	196	207,317	207,513
Recreational vehicle lending	207	37	48	292	169,282	169,574
Other	337	162	199	698	98,737	99,435
Total recorded investment	$12,817	$1,446	$3,008	$17,271	$2,725,306	$2,742,577
Accrued interest included in recorded investment	$147	$22	$-	$169	$8,730	$8,899

Impaired loans at December 31, 2020 are as follows (1):

2020
(In thousands)
Impaired loans with no allocated ACL
TDR	$93
Non - TDR	1,367
Impaired loans with an allocated ACL
TDR - allowance based on collateral	9,027
TDR - allowance based on present value cash flow	37,953
Non - TDR - allowance based on collateral	1,873
Total impaired loans	$50,313

Amount of ACL allocated (1)
TDR - allowance based on collateral	$1,058
TDR - allowance based on present value cash flow	3,755
Non - TDR - allowance based on collateral	768
Total amount of ACL allocated	$5,581

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.

Impaired loans by class as of December 31, 2020 are as follows (1):

	2020
	Recorded Investment	Unpaid Principal Balance	Related ACL (1)
	(In thousands)
With no related ACL recorded:
Commercial
Commercial and industrial	$77	$80	$-
Commercial real estate	-	-	-
Mortgage
1-4 family owner occupied - jumbo	623	629	-
1-4 family owner occupied - non-jumbo	-	-	-
1-4 family non-owner occupied	305	473	-
1-4 family - 2nd lien	301	304	-
Resort lending	154	379	-
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	-	-	-
	1,460	1,865	-

With an ACL recorded:
Commercial
Commercial and industrial	2,227	2,370	756
Commercial real estate	7,127	7,096	510
Mortgage
1-4 family owner occupied - jumbo	506	880	50
1-4 family owner occupied - non-jumbo	21,655	22,311	2,300
1-4 family non-owner occupied	4,335	4,704	495
1-4 family - 2nd lien	811	829	200
Resort lending	10,555	10,764	1,079
Installment
Boat lending	7	11	2
Recreational vehicle lending	87	100	19
Other	1,902	2,040	170
	49,212	51,105	5,581
Total
Commercial
Commercial and industrial	2,304	2,450	756
Commercial real estate	7,127	7,096	510
Mortgage
1-4 family owner occupied - jumbo	1,129	1,509	50
1-4 family owner occupied - non-jumbo	21,655	22,311	2,300
1-4 family non-owner occupied	4,640	5,177	495
1-4 family - 2nd lien	1,112	1,133	200
Resort lending	10,709	11,143	1,079
Installment
Boat lending	7	11	2
Recreational vehicle lending	87	100	19
Other	1,902	2,040	170
Total	$50,672	$52,970	$5,581

Accrued interest included in recorded investment	$359

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.

Average recorded investment in and interest income earned (of which the majority of these amounts were received in cash and related primarily to performing TDR’s) on impaired loans by class for the years ended December 31, 2020 and 2019 follows (1):

	2020		2019
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related ACL recorded:
Commercial
Commercial and industrial	$125	$9	$51	$-
Commercial real estate	159	-	278	5
Mortgage
1-4 family owner occupied - jumbo	408	-	-	-
1-4 family owner occupied - non-jumbo	252	4	201	-
1-4 family non-owner occupied	308	10	123	-
1-4 family - 2nd lien	380	-	136	7
Resort lending	92	-	-	-
Installment
Boat lending	-	-	-	-
Recreational vehicle lending	-	-	-	-
Other	-	-	-	1
	1,724	23	789	13
With an a ACL recorded:
Commercial
Commercial and industrial	2,230	242	2,256	72
Commercial real estate	10,751	1,043	5,778	315
Mortgage
1-4 family owner occupied - jumbo	1,083	84	995	39
1-4 family owner occupied - non-jumbo	19,624	2,033	15,183	594
1-4 family non-owner occupied	4,664	375	2,874	291
1-4 family - 2nd lien	3,376	22	13,383	809
Resort lending	11,316	799	11,697	669
Installment
Boat lending	59	1	54	-
Recreational vehicle lending	81	4	22	-
Other	2,416	225	3,186	189
	55,600	4,828	55,428	2,978
Total
Commercial
Commercial and industrial	2,355	251	2,307	72
Commercial real estate	10,910	1,043	6,056	320
Mortgage
1-4 family owner occupied - jumbo	1,491	84	995	39
1-4 family owner occupied - non-jumbo	19,876	2,037	15,384	594
1-4 family non-owner occupied	4,972	385	2,997	291
1-4 family - 2nd lien	3,756	22	13,519	816
Resort lending	11,408	799	11,697	669
Installment
Boat lending	59	1	54	-
Recreational vehicle lending	81	4	22	-
Other	2,416	225	3,186	190
Total	$57,324	$4,851	$56,217	$2,991

(1)	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.

Troubled debt restructurings at December 31 follow:

	2021
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR’s	$4,481	$31,589		$36,070
Non-performing TDR’s (2)	-	1,016	(3)	1,016
Total	$4,481	$32,605		$37,086

	2020
	Commercial	Retail (1)		Total
	(In thousands)
Performing TDR’s	$7,956	$36,385		$44,341
Non-performing TDR’s (2)	1,148	1,584	(3)	2,732
Total	$9,104	$37,969		$47,073

(1)	Retail loans include mortgage and installment loan portfolio segments.
(2)	Included in non-performing loans table above.
(3)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We have allocated $3.6 million and $4.8 million of reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2021 and 2020, respectively. We have committed to lend additional amounts totaling up to $0.04 million and $0.07 million at December 31, 2021 and 2020, respectively, to customers with outstanding loans that are classified as troubled debt restructurings.

The terms of certain loans have been modified as troubled debt restructurings and generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at  a stated rate of interest lower than the current market rate for a new loan with similar risk; or a permanent reduction  of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 9 months to 36 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 60 months but have extended to as much as 230 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the years ended December 31 follow (1):

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance

2020
Commercial
Commercial and industrial	7	$1,207	$1,207
Commercial real estate	4	7,012	7,012
Mortgage
1-4 family owner occupied - jumbo	-	-	-
1-4 family owner occupied - non-jumbo	5	357	374
1-4 family non-owner occupied	2	111	116
1-4 family - 2nd lien	2	44	46
Resort lending	-	-	-
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	4	91	93
Total	24	$8,822	$8,848

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)

2019
Commercial
Commercial and industrial	8	$1,609	$1,609
Commercial real estate	3	1,479	1,479
Mortgage
1-4 family owner occupied - jumbo	-	-	-
1-4 family owner occupied - non-jumbo	2	478	483
1-4 family non-owner occupied	1	507	505
1-4 family - 2nd lien	3	75	75
Resort lending	-	-	-
Installment
Boat lending	-	-	-
Recreational vehicle lending	-	-	-
Other	7	188	191
Total	24	$4,336	$4,342

(1)	There were no TDR modifications during the year ended December 31, 2021. The loan modifications during 2020 in the table above did not qualify for relief from TDR accounting under the CARES Act.

The troubled debt restructurings described above increased the ACL by $0.04 million and $0.50 million during the years ended December 31, 2020 and 2019, respectively and resulted in charge offs of zero during each of the years ended December 31, 2020 and 2019, respectively.

A loan is generally considered to be in payment default once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.

There were no troubled debt restructurings that subsequently defaulted within twelve months following modification during 2021 and 2020.  During 2019 we had one commercial and industrial loan with a recorded balance of $0.019 million and one 1-4 family owner occupied – non-jumbo loan with a recorded balance of $0.012 million that subsequently defaulted within twelve months following modification.  These loans did not impact the ACL during 2019 and resulted in zero charge offs during 2019.

The terms of certain other loans were modified during the years ending December 31, 2021, 2020 and 2019 that did not meet the definition of a troubled debt restructuring. The modification of these loans could have included modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Non-TDR Loan Modifications and Paycheck Protection Program (“PPP”) due to COVID-19 - On March 22, 2020, the federal banking agencies issued an “Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus”.  This guidance encourages financial institutions to work prudently with borrowers that may be unable to meet their contractual obligations because of the effects of COVID-19.  The guidance goes on to explain that in consultation with the Financial Accounting Standards Board staff that the federal banking agencies conclude that short-term modifications (e.g. six months or less) made on a good faith basis to borrowers who were current (less than 30 days past due) as of the implementation date of a relief program are not TDRs.  In addition, on March 27, 2020, the CARES Act was signed into law.  Section 4013 of the CARES Act also addressed COVID-19 related modifications and specified that COVID-19 related modifications on loans that were current (less than 30 days past due) as of December 31, 2019 are not TDRs.  We are assisting both commercial and retail (mortgage and installment) borrowers with reduced or suspended payments. Commercial loan accommodations are typically a three month interest-only period while retail loan (mortgage and installment) forbearances have primarily been payment suspensions for three months. For loans subject to these forbearance agreements each borrower is required to resume making regularly scheduled loan payments at the end of the forbearance period.  The deferred principal and interest will be repaid based upon individualized agreements.  Options for repayment include separate repayment plans, extending the term of the loan or re-amortizing the loan based upon the affordability of the payment in relationship to a reduced income.  While some borrowers may elect to make a lump sum payment, we anticipate the majority will require some type of repayment plan.  During the forbearance period, the loan will not be reported as past due in keeping with the guidance discussed previously.

A summary of COVID-19 accommodations that had been entered into under this guidance as of December 31, 2021 follows:

	COVID-19 Accomodations		Total	% of Total
Loan Category	Amounts (#)	Amounts ($)	Loans	Loans
	(Dollars in thousands)
Commercial	-	$-	$1,203,581	0.0%
Mortgage	22	2,278	1,139,659	0.2%
Installment	1	55	561,805	0.0%
Total	23	$2,333	$2,905,045	0.1%
Mortgage loans serviced for others(1)	46	$5,163	$3,323,521	0.2%

1)	We have delegated authority from all investors to grant these deferrals on their behalf.

Information on subsequent COVID-19 accommodation extensions for portfolio loans follows (1):

Loan Category	Amount (#)	Amount ($)
	(Dollars in thousands)
Commercial	-	$-
Mortgage	19	2,194
Installment	-	-
Total	19	$2,194

(1)	Subsequent accommodations are extensions of the original accommodations that were given as summarized in the paragraph above.

The CARES Act also included an initial $349 billion loan program administered through the U.S. Small Business Administration (‘‘SBA’’) referred to as the PPP. Under the PPP, small businesses and other entities and individuals could apply for loans from existing SBA lenders and other approved regulated lenders that enrolled in the program, subject to numerous limitations and eligibility criteria. We are participating as a lender in the PPP. The PPP opened on April 3, 2020 intending to provide American small businesses with eight weeks of cash-flow assistance through 100% federally guaranteed loans through the SBA. In late April 2020 the Paycheck Protection Program and Health Care Enhancement Act, added another $310 billion in funding while the Paycheck Protection Program Flexibility Act made certain changes to the program, by allowing for more time to spend the funds, and making it easier to get a loan fully forgiven. The PPP initially closed on August 8, 2020 (“Round 1”). On December 27, 2020, the Economic Aid to Hard-Hit Small Businesses, Nonprofits, and Venues Act (‘‘Economic Aid Act’’) was signed into law which allocated an additional $284 billion in funding for the PPP (“Round 2”). The Economic Aid Act reopened the PPP through March 31, 2021 with generally the same terms and conditions as originally enacted under the CARES Act while clarifying eligibility and ineligibility for certain entities and expanding the permitted uses of PPP funds. In addition, the Economic Aid Act simplified the loan forgiveness process for PPP loans of $150,000 or less. The Economic Aid Act also established second draw loans for entities that had already used the initial PPP funds, subject to numerous limitations and eligibility criteria. PPP Round 2 loans are eligible for forgiveness similar to Round 1 PPP loans, subject to limitations set forth in the Economic Aid Act.  Round 2 closed on May 31, 2021.

PPP loans outstanding at December 31 follows:

	2021		2020
	Amount (#)	Amount ($)	Amount (#)	Amount ($)
	(Dollars in thousands)
Closed and outstanding - Round 1 loans	6	$197	1,483	$169,782
Closed and outstanding - Round 2 loans	180	26,167	-	-
Total closed and outstanding	186	$26,364	1,483	$169,782
Unaccreted net fees remaining at period end		$806		$3,216

PPP loans are included in the commercial and industrial class of the commercial loan portfolio segment. As these loans are 100% guaranteed through the SBA the allowance for credit losses recorded on these loans is zero.  PPP loans funded totaled $135.5 million, $261.1 million and zero during the years ended December 31, 2021, 2020 and 2019, respectively. Interest and fees on loans in our consolidated statement of operations includes $8.9 million, $5.6 million and zero during the years ended December 31, 2021, 2020 and 2019, respectively related to the accretion of net loan fees on PPP loans.
Credit Quality Indicators – As part of our on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) risk grade of commercial loans, (b) the level of classified commercial loans, (c) credit scores of mortgage and installment loan borrowers, and (d) delinquency history and non-performing loans.

For commercial loans, we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our ‘‘non-watch’’ commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our ‘‘watch’’ commercial credits. These ratings include loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principal or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our ‘‘substandard accruing’’ commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principal and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our ‘‘substandard - non-accrual’’ and ‘‘doubtful’’ commercial credits. These ratings include loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our ‘‘loss’’ commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan portfolio segment at December 31, 2021:

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized
	2021	2020	2019	2018	2017	Prior	Cost Basis	Total
	(In thousands)
December 31, 2021
Commercial and industrial
Non-watch (1-6)	$121,917	$69,856	$56,984	$44,827	$38,307	$96,261	$144,579	$572,731
Watch (7-8)	81	-	532	1,294	362	6,274	476	9,019
Substandard Accrual (9)	1,569	2	1,159	247	-	1,530	6,793	11,300
Non-Accrual (10-11)	-	-	-	-	-	62	-	62
Total	$123,567	$69,858	$58,675	$46,368	$38,669	$104,127	$151,848	$593,112
Accrued interest excluded from total	$314	$153	$105	$229	$90	$240	$242	$1,373

Commercial real estate
Non-watch (1-6)	$123,330	$55,479	$108,056	$75,828	$39,123	$160,199	$31,551	$593,566
Watch (7-8)	-	324	3,028	7,678	1,708	1,423	-	14,161
Substandard Accrual (9)	441	-	-	1,193	1,108	-	-	2,742
Non-Accrual (10-11)	-	-	-	-	-	-	-	-
Total	$123,771	$55,803	$111,084	$84,699	$41,939	$161,622	$31,551	$610,469
Accrued interest excluded from total	$182	$81	$233	$203	$94	$325	$47	$1,165

Total Commercial
Non-watch (1-6)	$245,247	$125,335	$165,040	$120,655	$77,430	$256,460	$176,130	$1,166,297
Watch (7-8)	81	324	3,560	8,972	2,070	7,697	476	23,180
Substandard Accrual (9)	2,010	2	1,159	1,440	1,108	1,530	6,793	14,042
Non-Accrual (10-11)	-	-	-	-	-	62	-	62
Total	$247,338	$125,661	$169,759	$131,067	$80,608	$265,749	$183,399	$1,203,581
Accrued interest excluded from total	$496	$234	$338	$432	$184	$565	$289	$2,538

The following table summarizes loan ratings by loan class for our commercial portfolio loan segment at December 31, 2020:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
			(In thousands)
December 31, 2020
Commercial and industrial	$637,826	$32,765	$4,341	$1,387	$676,319
Commercial real estate	561,382	5,978	2,272	-	569,632
Total	$1,199,208	$38,743	$6,613	$1,387	$1,245,951
Accrued interest included in total	$3,408	$105	$23	$-	$3,536

For each of our mortgage and installment portfolio segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan portfolio segments at December 31, 2021:

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized
	2021	2020	2019	2018	2017	Prior	Cost Basis	Total
	(In thousands)
December 31, 2021
1-4 family owner occupied - jumbo
800 and above	$31,137	$17,652	$8,491	$2,565	$7,516	$527	$-	$67,888
750-799	135,292	92,590	30,072	7,118	9,469	5,043	2,371	281,955
700-749	67,255	34,665	13,765	4,421	7,748	4,856	-	132,710
650-699	19,367	10,313	5,447	5,285	6,080	690	-	47,182
600-649	2,050	2,638	506	1,013	837	976	-	8,020
550-599	-	469	-	-	781	-	-	1,250
500-549	-	1,411	-	-	-	-	-	1,411
Under 500	-	-	-	-	607	-	-	607
Unknown	-	-	-	-	-	-	-	-
Total	$255,101	$159,738	$58,281	$20,402	$33,038	$12,092	$2,371	$541,023
Accrued interest excluded from total	$557	$370	$163	$77	$87	$33	$3	$1,290

1-4 family owner occupied - non-jumbo
800 and above	$6,185	$5,534	$3,756	$2,514	$3,566	$4,569	$4,026	$30,150
750-799	33,227	20,300	9,688	5,664	8,887	12,498	8,341	98,605
700-749	19,317	10,572	4,813	4,035	5,008	21,806	5,637	71,188
650-699	6,593	4,233	3,217	2,010	3,135	12,423	2,812	34,423
600-649	2,119	1,082	1,051	1,549	1,660	8,663	89	16,213
550-599	-	295	1,076	758	1,023	5,802	147	9,101
500-549	-	57	421	327	510	3,169	18	4,502
Under 500	-	616	284	394	250	684	-	2,228
Unknown	-	-	-	-	-	-	-	-
Total	$67,441	$42,689	$24,306	$17,251	$24,039	$69,614	$21,070	$266,410
Accrued interest excluded from total	$208	$97	$84	$58	$68	$226	$57	$798

1-4 family non-owner occupied
800 and above	$15,406	$1,786	$2,857	$1,459	$2,627	$5,058	$1,639	$30,832
750-799	44,201	21,885	10,517	3,667	6,956	10,004	5,117	102,347
700-749	16,486	7,807	2,764	1,878	966	6,095	2,756	38,752
650-699	6,617	3,095	257	299	248	6,019	955	17,490
600-649	125	57	108	282	174	2,051	381	3,178
550-599	-	25	-	192	-	1,121	-	1,338
500-549	-	-	-	55	-	638	50	743
Under 500	-	-	-	-	-	172	-	172
Unknown	-	-	-	-	-	-	-	-
Total	$82,835	$34,655	$16,503	$7,832	$10,971	$31,158	$10,898	$194,852
Accrued interest excluded from total	$171	$95	$46	$23	$33	$107	$38	$513

1-4 family - 2nd lien
800 and above	$415	$964	$426	$95	$266	$353	$8,465	$10,984
750-799	2,161	2,413	714	1,332	1,859	2,415	30,106	41,000
700-749	1,307	1,049	771	561	1,374	2,365	16,316	23,743
650-699	122	309	460	405	140	1,639	5,286	8,361
600-649	-	177	72	106	92	1,143	1,370	2,960
550-599	-	-	61	-	-	476	228	765
500-549	-	-	99	-	89	190	155	533
Under 500	-	-	54	3	60	16	250	383
Unknown	-	-	-	-	-	-	-	-
Total	$4,005	$4,912	$2,657	$2,502	$3,880	$8,597	$62,176	$88,729
Accrued interest excluded from total	$7	$9	$9	$5	$8	$34	$211	$283

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized
	2021	2020	2019	2018	2017	Prior	Cost Basis	Total
	(In thousands)
December 31, 2021
Resort lending
800 and above	$-	$-	$-	$274	$-	$7,347	$-	$7,621
750-799	600	1,246	250	511	63	19,630	-	22,300
700-749	-	174	-	301	67	9,052	-	9,594
650-699	951	-	-	-	-	6,057	-	7,008
600-649	-	-	-	-	-	1,841	-	1,841
550-599	-	-	-	-	-	80	-	80
500-549	-	-	-	-	-	201	-	201
Under 500	-	-	-	-	-	-	-	-
Unknown	-	-	-	-	-	-	-	-
Total	$1,551	$1,420	$250	$1,086	$130	$44,208	$-	$48,645
Accrued interest excluded from total	$2	$3	$-	$3	$-	$106	$-	$114

Total Mortgage
800 and above	$53,143	$25,936	$15,530	$6,907	$13,975	$17,854	$14,130	$147,475
750-799	215,481	138,434	51,241	18,292	27,234	49,590	45,935	546,207
700-749	104,365	54,267	22,113	11,196	15,163	44,174	24,709	275,987
650-699	33,650	17,950	9,381	7,999	9,603	26,828	9,053	114,464
600-649	4,294	3,954	1,737	2,950	2,763	14,674	1,840	32,212
550-599	-	789	1,137	950	1,804	7,479	375	12,534
500-549	-	1,468	520	382	599	4,198	223	7,390
Under 500	-	616	338	397	917	872	250	3,390
Unknown	-	-	-	-	-	-	-	-
Total	$410,933	$243,414	$101,997	$49,073	$72,058	$165,669	$96,515	$1,139,659
Accrued interest excluded from total	$945	$574	$302	$166	$196	$506	$309	$2,998

(1)	Credit scores have been updated within the last twelve months.

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2021	2020	2019	2018	2017	Prior	Total
	(In thousands)
December 31, 2021
Boat lending
800 and above	$7,513	$5,786	$6,015	$4,906	$2,968	$4,433	$31,621
750-799	47,434	24,968	21,052	15,681	9,797	10,971	129,903
700-749	19,180	9,724	8,263	6,467	3,109	4,953	51,696
650-699	3,845	1,679	2,301	1,223	1,166	1,378	11,592
600-649	373	419	209	327	185	604	2,117
550-599	237	81	91	113	115	191	828
500-549	-	49	-	85	-	67	201
Under 500	-	-	-	10	168	4	182
Unknown	-	-	-	-	-	-	-
Total	$78,582	$42,706	$37,931	$28,812	$17,508	$22,601	$228,140
Accrued interest excluded from total	$169	$102	$106	$69	$44	$47	$537

Recreational vehicle lending
800 and above	$8,475	$5,121	$5,837	$4,627	$2,456	$3,594	$30,110
750-799	66,834	22,707	17,173	11,973	5,281	6,794	130,762
700-749	32,702	9,500	6,169	3,768	1,657	2,343	56,139
650-699	7,390	2,423	1,842	948	649	905	14,157
600-649	990	408	291	333	152	111	2,285
550-599	271	100	163	318	6	72	930
500-549	39	21	105	62	26	91	344
Under 500	-	-	11	-	-	7	18
Unknown	-	-	-	-	-	-	-
Total	$116,701	$40,280	$31,591	$22,029	$10,227	$13,917	$234,745
Accrued interest excluded from total	$265	$93	$78	$56	$26	$28	$546

Other
800 and above	$2,328	$1,424	$1,493	$882	$357	$695	$7,179
750-799	13,923	9,093	6,074	3,175	2,183	2,731	37,179
700-749	10,791	5,426	3,301	1,899	906	2,194	24,517
650-699	20,167	1,715	1,249	657	561	1,332	25,681
600-649	761	368	272	190	284	357	2,232
550-599	159	42	127	167	46	154	695
500-549	8	53	56	55	38	98	308
Under 500	6	62	42	14	12	18	154
Unknown	975	-	-	-	-	-	975
Total	$49,118	$18,183	$12,614	$7,039	$4,387	$7,579	$98,920
Accrued interest excluded from total	$73	$40	$36	$19	$11	$38	$217

Total installment
800 and above	$18,316	$12,331	$13,345	$10,415	$5,781	$8,722	$68,910
750-799	128,191	56,768	44,299	30,829	17,261	20,496	297,844
700-749	62,673	24,650	17,733	12,134	5,672	9,490	132,352
650-699	31,402	5,817	5,392	2,828	2,376	3,615	51,430
600-649	2,124	1,195	772	850	621	1,072	6,634
550-599	667	223	381	598	167	417	2,453
500-549	47	123	161	202	64	256	853
Under 500	6	62	53	24	180	29	354
Unknown	975	-	-	-	-	-	975
Total	$244,401	$101,169	$82,136	$57,880	$32,122	$44,097	$561,805
Accrued interest excluded from total	$507	$235	$220	$144	$81	$113	$1,300

(1)	Credit scores have been updated within the last twelve months.

The following tables summarize credit scores by loan class for our mortgage and installment loan portfolio segments at December 31, 2020:

	Mortgage
	1-4 Family Owner Occupied - Jumbo	1-4 Family Owner Occupied - Non-jumbo	1-4 Family Non-owner Occupied	1-4 Family 2nd Lien	Resort Lending	Total
	(In thousands)
December 31, 2020
800 and above	$61,077	$40,187	$25,468	$12,490	$9,546	$148,768
_750-799	223,177	70,642	82,124	42,138	27,530	445,611
_700-749	101,086	75,489	30,326	22,962	11,726	241,589
_650-699	40,296	44,344	13,182	11,269	6,393	115,484
_600-649	11,146	18,519	4,303	2,703	1,670	38,341
_550-599	-	11,021	2,388	1,608	917	15,934
_500-549	3,396	5,129	1,580	1,012	192	11,309
Under 500	-	2,242	405	348	73	3,068
Total	$440,178	$267,573	$159,776	$94,530	$58,047	$1,020,104
Accrued interest included in total	$1,301	$1,641	$587	$373	$276	$4,178

	Installment
	Boat Lending	Recreational Vehicle Lending	Other	Total
	(In thousands)
December 31, 2020
800 and above	$32,231	$29,223	$9,154	$70,608
_750-799	123,689	95,890	37,512	257,091
_700-749	38,223	33,476	25,262	96,961
_650-699	10,189	8,794	21,138	40,121
_600-649	2,083	1,305	3,730	7,118
_550-599	661	551	1,299	2,511
_500-549	342	283	767	1,392
Under 500	95	52	63	210
Unknown	-	-	510	510
Total	$207,513	$169,574	$99,435	$476,522
Accrued interest included in total	$572	$457	$156	$1,185

Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2021	2020
	(In thousands)
Mortgage loans serviced for :
Fannie Mae	$1,753,255	$1,656,060
Freddie Mac	1,344,675	1,095,877
Ginnie Mae	170,983	181,615
FHLB	49,581	39,294
Other	5,027	11,242
Total	$3,323,521	$2,984,088

Custodial deposit accounts maintained in connection with mortgage loans serviced for others totaled $39.4 million and $40.5 million, at December 31, 2021 and 2020, respectively.

If we do not remain well capitalized for regulatory purposes (see note #20), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth, we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate net gains on mortgage loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be well capitalized for regulatory purposes. For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters. The highest level of capital we are required to maintain is at least $2.5 million plus 0.25% of all loans serviced for others.

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2021	2020	2019
	(In thousands)
Balance at beginning of period	$16,904	$19,171	$21,400
Originated servicing rights capitalized	11,436	13,957	7,303
Change in fair value due to price	3,380	(10,833)	(6,408)
Change in fair value due to pay downs	(5,488)	(5,391)	(3,124)
Balance at end of year	$26,232	$16,904	$19,171
Loans sold and serviced that have had servicing rights capitalized	$3,323,521	$2,982,833	$2,580,705

Fair value of capitalized mortgage loan servicing rights was determined using an average coupon rate of 3.46%, average servicing fee of 0.256%, average discount rate of 10.07% and an average Public Securities Association (‘‘PSA’’) prepayment rate of 232 for December 31, 2021; and average coupon rate of 3.77%, average servicing fee of 0.257%, average discount rate of 10.09% and an average PSA prepayment rate of 348 for December 31, 2020.